Other Investments (Tables)	12 Months Ended
Mar. 31, 2025
Other Investments [Abstract]
Schedule of Equity Investments Designated

As at	March 31, 2025	March 31, 2024
Investments designated as FVTOCI
Public companies	$1,334	$547
Private companies	—	62
	1,334	609
Investments designated as FVTPL
Public companies	13,409	42,488
Private companies	2,534	3,157
	15,943	45,645
Total	$17,277	$46,254

Schedule of Continuity of Investments
The continuity of such investments is as follows:

	Fair Value	Accumulated fair value change included in OCI	Accumulated fair value change included in P&L
As at April 1, 2023	$15,540	$(25,648)	$1,385
Loss on equity investments designated as FVTOCI	(67)	(67)	—
Gain on equity investments designated as FVTPL	9,074	—	9,074
Acquisition	23,305	—	—
Disposal	(1,492)	—	—
Impact of foreign currency translation	(106)	—	—
As at March 31, 2024	$46,254	$(25,715)	$10,459
Loss on equity investments designated as FVTOCI	5	5	—
Gain on equity investments designated as FVTPL	12,451	—	12,451
Acquisition	20,953	—	—
Disposal	(36,289)	—	—
Transferred upon acquisition of Adventus	(25,727)	—	—
Impact of foreign currency translation	(370)	—	—
As at March 31, 2025	$17,277	$(25,710)	$22,910